Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	€ 5,332,271	€ 5,507,063
Other intangible assets	1,557,650	1,433,534
Rights of use	678,696	703,858
Property, plant and equipment	2,324,107	2,159,545
Investment in equity-accounted investees	1,869,020	114,473
Non-current financial assets
Non-current financial assets measured at fair value	3,008	7
Non-current financial assets at amortized cost	195,149	138,923
Total non-current financial assets	198,157	138,930
Deferred tax assets	149,921	123,024
Total non-current assets	12,109,822	10,180,427
Inventories	2,002,281	2,342,590
Trade and other receivables
Trade receivables	383,233	369,797
Other receivables	72,360	82,509
Current income tax assets	64,565	38,269
Trade and other receivables	520,158	490,575
Other current financial assets
Current financial assets measured at fair value		1,716,738
Current financial assets at amortized cost	11,118	12,188
Total current financial assets	11,118	1,728,926
Other current Assets	51,750	58,111
Cash and cash equivalents	579,647	741,982
Total current assets	3,164,954	5,362,184
Total assets	15,274,776	15,542,611
Equity and liabilities
Share capital	119,604	119,604
Share premium	910,728	910,728
Reserves	3,776,932	3,009,599
Treasury stock	(43,734)	(49,584)
Interim dividend		(136,828)
Profit for the year attributable to the Parent	618,546	625,146
Total equity	5,382,076	4,478,665
Other comprehensive Income	(1,155)	(903)
Translation differences	(272,529)	344,357
Other comprehensive expenses	(273,684)	343,454
Equity attributable to the Parent	5,108,392	4,822,119
Non-controlling interests	1,611,663	2,023,649
Total equity	6,720,055	6,845,768
Non-current liabilities
Grants	17,008	11,377
Provisions	27,271	8,030
Non-current financial liabilities	6,602,100	6,846,068
Other non-current liabilities	16,391	983
Deferred tax liabilities	556,813	463,827
Provisions	11,175	53,109
Current financial liabilities	424,612	361,312
Current debts with related companies		1,258
Trade and other Payables
Suppliers	601,618	581,882
Other payables	141,089	165,632
Current income tax liabilities	3,482	5,966
Total trade and other payables	746,189	753,480
Other current liabilities	153,162	197,399
Total current liabilities	1,335,138	1,366,558
Total liabilities	8,554,721	8,696,843
Total non-current liabilities	7,219,583	7,330,285
Total equity and liabilities	€ 15,274,776	€ 15,542,611